Appendix 6 Additional Information Oficio Circular (Official Bulletin) No. 715 of February 3, 2012 (Tables)	12 Months Ended
Dec. 31, 2017
Trade And Other Receivables [Abstract]
Summary of Aging of Trade and Other Receivables
•	Trade and other receivables by aging:

	As of December 31, 2017
	Current Portfolio	1-30 days	31-60 days	61-90 days	91-120 days	121-150 days	151-180 days	181-210 days	211-250 days	More than 251 days	Total Current	Total Non-Current
Trade and Other Receivables	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Trade receivables, gross	291,417,828	33,630,393	17,506,620	3,996,144	2,189,405	4,565,337	2,861,581	2,470,973	1,796,958	54,604,283	415,039,522	1,917,828
Allowance for doubtful accounts	(89,762)	(231,131)	(213,455)	(200,097)	(223,821)	(176,789)	(207,518)	(914,480)	(133,045)	(32,270,098)	(34,660,196)	—
Other receivables, gross	39,372,960	—	—	—	—	—	—	—	—	9,213,863	48,586,823	34,264,571
Allowance for doubtful accounts	—	—	—	—	—	—	—	—	—	(9,213,863)	(9,213,863)	—
Total	330,701,026	33,399,262	17,293,165	3,796,047	1,965,584	4,388,548	2,654,063	1,556,493	1,663,913	22,334,185	419,752,286	36,182,399

	As of December 31, 2016
	Current Portfolio	1-30 days	31-60 days	61-90 days	91-120 days	121-150 days	151-180 days	181-210 days	211-250 days	More than 251 days	Total Current	Total Non-Current
Trade and Other Receivables	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Trade receivables, gross	280,408,709	34,119,100	14,480,516	4,262,852	2,265,532	5,983,874	2,940,939	2,126,283	4,246,731	63,349,580	414,184,116	8,369,878
Allowance for doubtful accounts	(157,009)	(221,810)	(212,406)	(168,457)	(109,571)	(110,910)	(174,725)	(766,217)	(103,001)	(29,672,710)	(31,696,816)	—
Other receivables, gross	62,584,556	—	—	—	—	—	—	—	—	7,765,064	70,349,620	25,130,227
Allowance for doubtful accounts	—	—	—	—	—	—	—	—	—	(7,765,064)	(7,765,064)	—
Total	342,836,256	33,897,290	14,268,110	4,094,395	2,155,961	5,872,964	2,766,214	1,360,066	4,143,730	33,676,870	445,071,856	33,500,105

Summary of Trade and Other Receivables by Type of Portfolio
•	By type of portfolio:

	December 31, 2017						December 31, 2016
	Non-renegotiated Portfolio		Renegotiated Portfolio		Total Gross Portfolio		Non-renegotiated Portfolio		Renegotiated Portfolio		Total Gross Portfolio
	Number of Customers	Gross Amount	Number of Customers	Gross Amount	Number of Customers	Gross Amount	Number of Customers	Gross Amount	Number of Customers	Gross Amount	Number of Customers	Gross Amount
Aging of balances		ThCh$		ThCh$		ThCh$		ThCh$		ThCh$		ThCh$
Current	1,145,472	288,681,858	52,679	4,653,798	1,198,151	293,335,656	1,157,940	281,705,071	60,278	5,850,339	1,218,218	287,555,410
1 to 30 days	451,929	30,202,328	22,869	3,428,065	474,798	33,630,393	414,617	30,167,962	22,459	3,951,138	437,076	34,119,100
31 to 60 days	133,114	15,573,493	8,780	1,933,127	141,894	17,506,620	107,539	12,724,070	8,312	1,756,446	115,851	14,480,516
61 to 90 days	22,305	3,228,258	2,795	767,886	25,100	3,996,144	18,344	3,813,933	2,128	448,919	20,472	4,262,852
91 to 120 days	9,505	1,817,086	1,422	372,319	10,927	2,189,405	8,987	1,978,892	1,049	286,640	10,036	2,265,532
121 to 150 days	7,118	4,216,619	1,093	348,718	8,211	4,565,337	5,866	5,753,020	656	230,854	6,522	5,983,874
151 to 180 days	5,333	2,526,954	699	334,627	6,032	2,861,581	4,671	2,415,755	442	525,184	5,113	2,940,939
181 to 210 days	10,103	2,127,005	446	343,968	10,549	2,470,973	20,001	2,016,444	275	109,839	20,276	2,126,283
211 to 250 days	3,979	1,599,571	394	197,387	4,373	1,796,958	3,535	4,163,062	217	83,669	3,752	4,246,731
More than 251 days	125,590	48,307,224	5,593	6,297,059	131,183	54,604,283	123,301	60,447,048	3,613	4,125,709	126,914	64,572,757
Total	1,914,448	398,280,396	96,770	18,676,954	2,011,218	416,957,350	1,864,801	405,185,257	99,429	17,368,737	1,964,230	422,553,994

Summary of Portfolio in Default and in Legal Collection Process of Notes Receivable
b)	Portfolio in default and in legal collection process

	As of December 31,
	2017		2016
	Number of	Amount	Number of	Amount
Portfolio in Default and in Legal Collection Process	Customers	ThCh$	Customers	ThCh$
Notes receivable in default	1,902	259,560	1,949	262,912
Notes receivable in legal collection process (*)	2,744	6,041,670	3,608	7,049,869
Total	4,646	6,301,230	5,557	7,312,781

(*)	Legal collections are included in the portfolio in arrears.

Summary of Provisions and Write-offs Portfolio
c)	Provisions and write-offs

	As of December 31,
	2017	2016
Provisions and Write-offs	ThCh$	ThCh$
Provision for non-renegotiated portfolio	7,928,877	4,919,244
Provision for renegotiated portfolio	8,940	(746,953)
Total	7,937,817	4,172,291

Summary of Number and Value of Operations
d)	Number and value of operations

	December 31, 2017		December 31, 2016
	Total detail by type of operation	Total detail by type of operation	Total detail by type of operation	Total detail by type of operation
Number and Value of Operations	Last Quarter	Year-to-date	Last Quarter	Year-to-date
Impairment provisions and recoveries:
Number of operations	5,376	46,484	11,092	1,949,771
Value of operations, in ThCh$	4,058,212	7,937,817	74,563	4,172,291

Trade Receivables by Aging
•	Trade receivables by aging:

	December 31, 2017
	Current Portfolio	1-30 days	31-60 days	61-90 days	91-120 days	121-150 days	151-180 days	181-210 days	211-250 days	More than 251 days	More than 365 days	Total Current	Total Non- Current
Trade and other current receivables	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Trade receivables, generation	186,769,753	3,057,994	333,079	279,100	10,021	42,015	334,298	399,552	228,498	1,596,976	2,519,064	195,570,350	62,563
- Large customers	186,724,468	3,057,994	333,079	279,100	10,021	42,015	334,298	399,552	228,498	1,596,976	2,519,064	195,525,065	-
- Institutional customers	-	—	—	—	—	-	-	-	-	-	-	-	-
- Others	45,285	—	—	—	—	-	-	-	-	-	-	45,285	62,563
Allowance for doubtful accounts	-	—	—	—	—	-	-	-	-	(1,103,086)	(155,731)	(1,258,817)	-

Unbilled services	138,781,170	—	—	—	—	—	—	—	—	—	—	138,781,170	—
Services billed	47,988,583	3,057,994	333,079	279,100	10,021	42,015	334,298	399,552	228,498	1,596,976	2,519,064	56,789,180	62,563

Trade receivables, distribution	104,648,075	30,572,399	17,173,541	3,717,044	2,179,384	4,523,322	2,527,283	2,071,421	1,568,460	4,286,717	46,201,526	219,469,172	1,855,265
- Mass-market customers	84,591,816	22,148,005	10,699,951	2,264,627	1,657,978	1,231,644	918,357	1,700,605	567,152	1,808,646	25,341,852	152,930,633	1,781,421
- Large customers	17,771,942	6,565,888	4,987,871	940,754	168,838	1,809,919	357,379	30,481	7,237	1,295,122	12,333,224	46,268,655	—
- Institutional customers	2,284,317	1,858,506	1,485,719	511,663	352,568	1,481,759	1,251,547	340,335	994,071	1,182,949	8,526,450	20,269,884	73,844
Allowance for doubtful accounts	(89,762)	(231,131)	(213,455)	(200,097)	(223,821)	(176,789)	(207,518)	(914,480)	(133,045)	(877,621)	(30,133,660)	(33,401,379)	—

Unbilled services	77,733,438	—	—	—	—	—	—	—	—	—	—	77,733,438	—
Services billed	26,914,637	30,572,399	17,173,541	3,717,044	2,179,384	4,523,322	2,527,283	2,071,421	1,568,460	4,286,717	46,201,526	141,735,734	1,855,265

Total Trade Receivables, Gross	291,417,828	33,630,393	17,506,620	3,996,144	2,189,405	4,565,337	2,861,581	2,470,973	1,796,958	5,883,693	48,720,590	415,039,522	1,917,828
Total Allowance for Doubtful Accounts	(89,762)	(231,131)	(213,455)	(200,097)	(223,821)	(176,789)	(207,518)	(914,480)	(133,045)	(1,980,707)	(30,289,391)	(34,660,196)	—

Total Trade Receivables, Net	291,328,066	33,399,262	17,293,165	3,796,047	1,965,584	4,388,548	2,654,063	1,556,493	1,663,913	3,902,986	18,431,199	380,379,326	1,917,828

	December 31, 2016
	Current Portfolio	1-30 days	31-60 days	61-90 days	91-120 days	121-150 days	151-180 days	181-210 days	211-250 days	More than 251 days	More than 365 days	Total Current	Total Non- Current
Trade and other current receivables	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Trade receivables, generation	179,498,353	2,770,582	1,165,177	773,502	900,093	5,101,117	13,609	553,986	3,593,733	9,600,268	10,508,696	214,479,116	5,751,509
- Large customers	179,482,501	2,770,582	1,165,177	773,502	900,093	5,101,117	13,609	553,986	3,593,733	9,600,268	10,508,696	214,463,264	5,723,942
- Institutional customers	—	—	—	—	—	—	—	—	—	—	—	—	—
- Others	15,852	—	—	—	—	—	—	—	—	—	—	15,852	27,567
Allowance for doubtful accounts	—	—	—	—	—	—	—	—	—	(1,314,310)	—	(1,314,310)	—

Unbilled services	125,367,509	—	—	—	—	—	—	—	—	—	—	125,367,509	3,308,454
Services billed	54,130,844	2,770,582	1,165,177	773,502	900,093	5,101,117	13,609	553,986	3,593,733	9,600,268	10,508,696	89,111,607	2,443,055

Trade receivables, distribution	100,910,356	31,348,518	13,315,339	3,489,350	1,365,439	882,757	2,927,330	1,572,297	652,998	2,667,650	40,572,966	199,705,000	2,618,369
- Mass-market customers	74,735,718	23,318,881	9,558,288	1,981,025	862,071	615,659	534,796	779,941	347,398	1,202,738	23,490,230	137,426,745	2,164,930
- Large customers	23,586,354	6,566,919	2,148,243	1,231,708	209,825	172,851	1,174,012	46,128	2,424	766,851	10,154,924	46,060,239	34,602
- Institutional customers	2,588,284	1,462,718	1,608,808	276,617	293,543	94,247	1,218,522	746,228	303,176	698,061	6,927,812	16,218,016	418,837
Allowance for doubtful accounts	(157,009)	(221,810)	(212,406)	(168,457)	(109,571)	(110,910)	(174,725)	(766,217)	(103,001)	(614,954)	(27,743,446)	(30,382,506)	—

Unbilled services	61,742,593	—	—	—	—	—	—	—	—	—	—	61,742,593	149,508
Services billed	39,167,763	31,348,518	13,315,339	3,489,350	1,365,439	882,757	2,927,330	1,572,297	652,998	2,667,650	40,572,966	137,962,407	2,465,400

Total Trade Receivables, Gross	280,408,709	34,119,100	14,480,516	4,262,852	2,265,532	5,983,874	2,940,939	2,126,283	4,246,731	12,267,918	51,081,662	414,184,116	8,369,878
Total Allowance for Doubtful Accounts	(157,009)	(221,810)	(212,406)	(168,457)	(109,571)	(110,910)	(174,725)	(766,217)	(103,001)	(1,929,264)	(27,743,446)	(31,696,816)	—

Total Trade Receivables, Net	280,251,700	33,897,290	14,268,110	4,094,395	2,155,961	5,872,964	2,766,214	1,360,066	4,143,730	10,338,654	23,338,216	382,487,300	8,369,878

Trade Receivables by Type of Portfolio
•	By type of portfolio:

	December 31, 2017
	Current Portfolio	1-30 days	31-60 days	61-90 days	91-120 days	121-150 days	151-180 days	181-210 days	211-250 days	More than 251 days	Total Current Gross Portfolio	Total Non-Current Gross Portfolio
Type of Portfolio	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
GENERATION
Non-renegotiated portfolio	186,724,468	3,057,994	333,079	279,100	10,021	42,015	334,298	399,552	228,498	4,116,040	195,525,065	—
- Large customers	186,724,468	3,057,994	333,079	279,100	10,021	42,015	334,298	399,552	228,498	4,116,040	195,525,065	—
- Institutional customers	—	—	—	—	—	—	—	—	—	—	—	—
- Others	—	—	—	—	—	—	—	—	—	—	—	—
Renegotiated portfolio	45,285	—	—	—	—	—	—	—	—	—	45,285	62,563
- Large customers	—	—	—	—	—	—	—	—	—	—	—	—
- Institutional customers	—	—	—	—	—	—	—	—	—	—	—	—
- Others	45,285	—	—	—	—	—	—	—	—	—	45,285	62,563
DISTRIBUTION
Non-renegotiated portfolio	101,580,927	27,144,334	15,240,414	2,949,158	1,807,065	4,174,604	2,192,656	1,727,453	1,371,073	44,191,184	202,378,868	376,463
- Mass-market customers	81,786,896	19,120,060	9,323,291	1,705,992	1,285,659	882,926	671,894	1,554,175	423,730	20,987,147	137,741,770	342,063
- Large customers	17,522,970	6,565,888	4,590,254	940,754	168,838	1,809,919	357,379	30,481	7,237	13,521,914	45,515,634	—
- Institutional customers	2,271,061	1,458,386	1,326,869	302,412	352,568	1,481,759	1,163,383	142,797	940,106	9,682,123	19,121,464	34,400
Renegotiated portfolio	3,067,148	3,428,065	1,933,127	767,886	372,319	348,718	334,627	343,968	197,387	6,297,059	17,090,304	1,478,802
- Mass-market customers	2,804,920	3,027,945	1,376,659	558,635	372,319	348,718	246,463	146,430	143,422	6,163,350	15,188,861	1,439,358
- Large Customers	248,972	—	397,617	—	—	—	—	—	—	106,433	753,022	—
- Institutional Customers	13,256	400,120	158,851	209,251	—	—	88,164	197,538	53,965	27,276	1,148,421	39,444

Total Gross Portfolio	291,372,543	33,630,393	17,506,620	3,996,144	2,189,405	4,565,337	2,861,581	2,470,973	1,796,958	54,604,283	415,039,522	1,917,828

	December 31, 2016
	Current Portfolio	1-30 days	31-60 days	61-90 days	91-120 days	121-150 days	151-180 days	181-210 days	211-250 days	More than 251 days	Total Current Gross Portfolio	Total Non-Current Gross Portfolio
Type of Portfolio	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
GENERATION
Non-renegotiated portfolio	179,498,353	2,770,582	1,165,177	773,502	900,093	5,101,117	13,609	553,986	3,593,733	20,108,963	214,479,115	5,751,509
- Large customers	179,482,501	2,770,582	1,165,177	773,502	900,093	5,101,117	13,609	553,986	3,593,733	20,108,963	214,463,263	5,723,942
- Institutional customers	—	—	—	—	—	—	—	—	—	—	—	—
- Others	15,852	—	—	—	—	—	—	—	—	—	15,852	27,567
Renegotiated portfolio	—	—	—	—	—	—	—	—	—	—	—	—
- Large customers	—	—	—	—	—	—	—	—	—	—	—	—
- Institutional customers	—	—	—	—	—	—	—	—	—	—	—	—
- Others	—	—	—	—	—	—	—	—	—	—	—	—
DISTRIBUTION
Non-renegotiated portfolio	96,922,455	27,397,380	11,558,893	3,040,431	1,078,799	651,903	2,402,146	1,462,458	569,329	39,114,907	184,198,701	755,931
- Mass-market customers	71,334,454	20,155,266	8,134,561	1,532,106	575,781	410,789	377,710	670,102	265,574	20,582,480	124,038,823	721,329
- Large customers	23,376,286	6,499,554	2,148,243	1,231,708	209,825	146,867	1,174,012	46,128	2,424	10,921,775	45,756,822	34,602
- Institutional customers	2,211,715	742,560	1,276,089	276,617	293,193	94,247	850,424	746,228	301,331	7,610,652	14,403,056	—
Renegotiated portfolio	3,987,901	3,951,138	1,756,446	448,919	286,640	230,854	525,184	109,839	83,669	4,125,709	15,506,299	1,862,438
- Mass-market customers	3,401,264	3,163,614	1,423,727	448,919	286,290	204,870	157,086	109,839	81,824	4,110,488	13,387,921	1,443,601
- Large Customers	210,068	67,366	—	—	—	25,984	—	—	—	—	303,418	—
- Institutional Customers	376,569	720,158	332,719	—	350	—	368,098	—	1,845	15,221	1,814,960	418,837

Total Gross Portfolio	280,408,709	34,119,100	14,480,516	4,262,852	2,265,532	5,983,874	2,940,939	2,126,283	4,246,731	63,349,579	414,184,115	8,369,878

Summary of Estimated Sales and Purchases of Energy and Capacity

This appendix forms an integral part of the Group’s consolidated financial statements.

	12-31-2017		12-31-2016
	Energy and Tolls	Capacity	Energy and Tolls	Capacity
STATEMENT OF FINANCIAL POSITION	ThCh$	ThCh$	ThCh$	ThCh$
Current accounts receivable from related companies	5,518,711	466,031	590,636	21,774
Trade and other current receivables	177,886,960	48,122,678	168,833,728	23,276,222
Total Estimated Assets	183,405,671	48,588,709	169,424,364	23,297,996
Current accounts payable to related companies	21,818,299	177,839	13,459,812	191,936
Trade and other current payables	120,451,406	47,893,119	85,425,025	42,571,883
Total Estimated Liabilities	142,269,705	48,070,958	98,884,837	42,763,819

	12-31-2017		12-31-2016		12-31-2015
	Energy and Tolls	Capacity	Energy and Tolls	Capacity	Energy and Tolls	Capacity
INCOME STATEMENT	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Energy Sales	183,405,671	48,588,709	169,424,364	23,297,996	216,908,877	34,686,488
Energy Purchases	142,269,706	48,070,958	98,884,837	42,763,819	101,922,626	43,935,488